Offerings - Offering: 1	Feb. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	35,500,000
Proposed Maximum Offering Price per Unit	8.50
Maximum Aggregate Offering Price	$ 301,750,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 46,197.93
Offering Note	Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3ASR (File No. 333-284812) on February 11, 2025 (the "Registration Statement") was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended and is paid herewith. This "Calculation of Filing Fee" table shall be deemed to update the table in Item 14 of the Registration Statement.